Parent company only condensed financial information (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY
Operating expenses
Marketing	$ (646,340,000)	(4,010,280,000)	(1,590,171,000)	(1,096,765,000)	$ (147,545,000)	(915,455,000)
General and administrative	(847,768,000)	(5,260,064,000)	(760,338,000)	(639,097,000)	(618,041,000)	(3,834,699,000)	(4,065,000)	(18,581,000)
Loss from operations	(935,182,000)	(5,802,437,000)	(578,827,000)	(1,951,098,000)	(765,586,000)	(4,750,154,000)	(4,065,000)	(18,581,000)
Equity in loss of subsidiaries and VIEs					(72,497,000)	(449,816,000)	(164,843,000)	(1,750,074,000)
Interest income, net	102,769,000	637,641,000	343,770,000	175,751,000	29,542,000	183,294,000	3,987,000	37,190,000
Others, net	34,907,000	216,587,000	193,555,000	60,325,000	3,275,000	20,318,000	115,022,000	1,992,000
Net loss	(805,266,000)	(4,996,358,000)	(49,899,000)	(1,729,473,000)	(805,266,000)	(4,996,358,000)	(49,899,000)	(1,729,473,000)
Preferred shares redemption value accretion	(1,282,539,000)	(7,957,640,000)	(2,435,366,000)	(1,587,454,000)	(1,282,539,000)	(7,957,640,000)	(2,435,366,000)	(1,587,454,000)
Net loss attributable to holders of permanent equity securities	(2,087,805,000)	(12,953,998,000)	(2,485,265,000)	(3,316,927,000)	(2,087,805,000)	(12,953,998,000)	(2,485,265,000)	(3,316,927,000)
Net loss	(805,266,000)	(4,996,358,000)	(49,899,000)	(1,729,473,000)	(805,266,000)	(4,996,358,000)	(49,899,000)	(1,729,473,000)
Other comprehensive loss:
Foreign currency translation adjustments	(19,600,000)	(121,612,000)	(137,921,000)	(7,546,000)	(19,600,000)	(121,612,000)	(137,921,000)	(7,546,000)
Net change in unrealized gains on available-for-sale securities:
Unrealized gains, nil of tax	11,489,000	71,286,000	96,501,000		11,489,000	71,286,000	96,501,000
Reclassification adjustment for gains included in interest income, nil of tax	(9,216,000)	(57,181,000)	(73,277,000)		(9,216,000)	(57,181,000)	(73,277,000)
Net unrealized gains on available-for-sale securities	2,273,000	14,105,000	23,224,000		2,273,000	14,105,000	23,224,000
Total other comprehensive loss	(17,327,000)	(107,507,000)	(114,697,000)	(7,546,000)	(17,327,000)	(107,507,000)	(114,697,000)	(7,546,000)
Comprehensive loss	(822,593,000)	(5,103,865,000)	(164,596,000)	(1,737,019,000)	(822,593,000)	(5,103,865,000)	(164,596,000)	(1,737,019,000)
Unrealized gains, tax		0	0	0		0
Reclassification adjustment for gains included in "interest income", tax		0	0	0		0